Subsequent Events (Details Textual) (Subsequent Event [Member], USD $)	16 Months Ended
Jun. 30, 2012
Maximum Amount Of Withdrawal From Trust Account	$ 69,854,955
Stock Repurchased During Period, Shares	5,794,119
Stock Repurchased During Period, Value	57,800,000
Percentage Of Stock Repurchased During Period Shares	58.00%
Underwriters Fee Payable Original Amount	2,415,000
Underwriters Fee Payable Description	an amount equal to the sum of (i) $1,000,000 and (ii) (a) $1,400,000, multiplied by (b) the quotient of (x) the amount of cash retained in the Trust Account at the closing of the Initial Business Combination after payment of the aggregate redemption price to holders of Public Shares that have tendered such shares to the Company, divided by (y) $80,237,500.
Underwriters Fee Payable	1,400,000
Maximum [Member]
Stock Repurchased During Period, Shares	7,006,515
Promissory Notes One [Member]
Proceeds from Unsecured Notes Payable	200,000
Promissory Notes Two [Member]
Proceeds from Unsecured Notes Payable	$ 100,000